Note 19 - Intro AQ Section (Detail) - EUR (€) € in Millions		Dec. 31, 2023		Dec. 31, 2022
Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	€ 761,400		€ 786,776
Allowance for Credit Losses	[1],[2]	5,285		4,995
of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		484,527		495,979
Allowance for Credit Losses	[2]	5,170		4,790
Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		48	[3]	69	[4]
Fair value		35,546		31,675
Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[5]	393		551
Notional Amount		318,814		317,173
Stage 1 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	692,091		729,021
Allowance for Credit Losses	[1],[2]	447		533
Stage 1 [Member] | of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		418,311		440,556
Allowance for Credit Losses	[2]	424		507
Stage 1 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		13	[3]	14	[4]
Fair value		34,424		31,123
Stage 1 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[5]	117		144
Notional Amount		292,747		296,062
Stage 2 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	55,704		45,335
Allowance for Credit Losses	[1],[2]	680		626
Stage 2 [Member] | of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		52,834		43,711
Allowance for Credit Losses	[2]	673		619
Stage 2 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		13	[3]	12	[4]
Fair value		1,076		482
Stage 2 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[5]	88		97
Notional Amount		23,778		18,478
Stage 3 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	12,799		11,379
Allowance for Credit Losses	[1],[2]	3,960		3,656
Stage 3 [Member] | of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		12,576		10,686
Allowance for Credit Losses	[2]	3,874		3,491
Stage 3 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		22	[3]	43	[4]
Fair value		46		70
Stage 3 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[5]	187		310
Notional Amount		2,282		2,625
Stage 3 POCI [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	806		1,041
Allowance for Credit Losses	[1],[2]	198		180
Stage 3 POCI [Member] | of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		806		1,027
Allowance for Credit Losses	[2]	198		174
Stage 3 POCI [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		0	[3]	0	[4]
Stage 3 POCI [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Notional Amount		€ 8		€ 8

[1]	Financial assets at amortized cost consist of: loans at amortized cost, cash and central bank balances, Interbank balances (w/o central banks), central bank funds sold and securities purchased under resale agreements, securities borrowed and certain subcategories of other assets
[2]	Allowance for credit losses do not include allowance for country risk amounting to € 4 million as of December 31, 2023 and € 14 million as of December 31, 2022
[3]	Allowance for credit losses against financial assets at fair value through OCI remained at very low levels (€ 69 million at December 31, 2022 and € 48 million as of December 31, 2023). Due to immateriality, we do not provide any details on the year-over-year development.
[4]	Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels (€ 41 million at December 31, 2021 and € 69 million as of December 31, 2022). Due to immateriality, we do not provide any details on the year-over-year development.
[5]	Allowance for credit losses do not include allowance for country risk amounting to € 9 million as of December 31, 2023 and € 9 million as of December 31, 2022